Short-term Borrowings and Long-term Debt (Details)	12 Months Ended
	Jan. 31, 2016 USD ($) Financial_institution	Jan. 31, 2015 USD ($) Financial_institution
Debt Instrument [Line Items]
Short-term borrowings	$ 2,708,000,000	$ 1,592,000,000
Number Of Financial Institutions Committing To Lend Funds Under Lines Of Credit | Financial_institution	23	23
Available	$ 15,000,000,000	$ 15,000,000,000
Letters of Credit Outstanding, Amount	4,500,000,000	4,600,000,000
Secured Long-term Debt, Noncurrent	131,000,000	139,000,000
Carrying Value Of Property Collateralizing Long Term Debt	13,000,000	19,000,000
Put Option [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 500,000,000	$ 500,000,000
Minimum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	10.00%
Line of Credit Facility, Commitment Fee Percentage	1.50%
Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	75.00%
Line of Credit Facility, Commitment Fee Percentage	4.00%